FT Vest U.S. Equity Max Buffer ETF - January (JANM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
376,527	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$376,527
	(Cost $376,527)
	Total Investments — 1.2%	376,527
	(Cost $376,527)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.0%
	Call Options Purchased — 97.1%
466	State Street® SPDR® S&P 500® ETF Trust	$31,967,134	$6.90	01/15/27	31,357,942
	(Cost $31,597,810)
	Put Options Purchased — 5.9%
466	State Street® SPDR® S&P 500® ETF Trust	31,967,134	691.64	01/15/27	1,912,641
	(Cost $1,845,256)
	Total Purchased Options				33,270,583
	(Cost $33,443,066)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (3.6)%
(466)	State Street® SPDR® S&P 500® ETF Trust	(31,967,134)	740.08	01/15/27	(1,177,293)
	(Premiums received $1,394,441)
	Put Options Written — (0.5)%
(466)	State Street® SPDR® S&P 500® ETF Trust	(31,967,134)	375.23	01/15/27	(151,739)
	(Premiums received $131,072)
	Total Written Options				(1,329,032)
	(Premiums received $1,525,513)
	Net Other Assets and Liabilities — (0.1)%				(30,165)
	Net Assets — 100.0%				$32,287,913

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$376,527	$376,527	$—	$—
Purchased Options	33,270,583	—	33,270,583	—
Total	$33,647,110	$376,527	$33,270,583	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,329,032)	$—	$(1,329,032)	$—

FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
499,700	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$499,700
	(Cost $499,700)
	Total Investments — 1.2%	499,700
	(Cost $499,700)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 97.7%
633	State Street® SPDR® S&P 500® ETF Trust	$43,423,167	$6.87	02/19/27	42,625,815
	(Cost $42,800,829)
	Put Options Purchased — 6.1%
633	State Street® SPDR® S&P 500® ETF Trust	43,423,167	689.41	02/19/27	2,656,650
	(Cost $2,662,434)
	Total Purchased Options				45,282,465
	(Cost $45,463,263)
WRITTEN OPTIONS — (4.9)%
	Call Options Written — (4.4)%
(633)	State Street® SPDR® S&P 500® ETF Trust	(43,423,167)	737.69	02/19/27	(1,917,408)
	(Premiums received $2,118,900)
	Put Options Written — (0.5)%
(633)	State Street® SPDR® S&P 500® ETF Trust	(43,423,167)	363.47	02/19/27	(211,953)
	(Premiums received $180,829)
	Total Written Options				(2,129,361)
	(Premiums received $2,299,729)
	Net Other Assets and Liabilities — (0.1)%				(28,532)
	Net Assets — 100.0%				$43,624,272

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$499,700	$499,700	$—	$—
Purchased Options	45,282,465	—	45,282,465	—
Total	$45,782,165	$499,700	$45,282,465	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,129,361)	$—	$(2,129,361)	$—

FT Vest U.S. Equity Max Buffer ETF - March (MARM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
367,382	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$367,382
	(Cost $367,382)
	Total Investments — 0.3%	367,382
	(Cost $367,382)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.5%
	Call Options Purchased — 113.4%
1,890	State Street® SPDR® S&P 500® ETF Trust	$129,652,110	$5.62	03/20/26	128,328,713
	(Cost $104,833,895)
	Put Options Purchased — 0.1%
1,890	State Street® SPDR® S&P 500® ETF Trust	129,652,110	563.96	03/20/26	70,365
	(Cost $6,184,070)
	Total Purchased Options				128,399,078
	(Cost $111,017,965)
WRITTEN OPTIONS — (13.7)%
	Call Options Written — (13.7)%
(1,890)	State Street® SPDR® S&P 500® ETF Trust	(129,652,110)	604.47	03/20/26	(15,571,124)
	(Premiums received $4,647,811)
	Net Other Assets and Liabilities — (0.1)%				(72,521)
	Net Assets — 100.0%				$113,122,815

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$367,382	$367,382	$—	$—
Purchased Options	128,399,078	—	128,399,078	—
Total	$128,766,460	$367,382	$128,399,078	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,571,124)	$—	$(15,571,124)	$—

FT Vest U.S. Equity Max Buffer ETF - April (APXM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
34,476	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$34,476
	(Cost $34,476)
	Total Investments — 0.4%	34,476
	(Cost $34,476)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 122.0%
	Call Options Purchased — 121.8%
168	State Street® SPDR® S&P 500® ETF Trust	$11,524,632	$5.24	04/17/26	11,411,714
	(Cost $9,980,854)
	Put Options Purchased — 0.2%
168	State Street® SPDR® S&P 500® ETF Trust	11,524,632	526.39	04/17/26	16,024
	(Cost $391,910)
	Total Purchased Options				11,427,738
	(Cost $10,372,764)
WRITTEN OPTIONS — (22.3)%
	Call Options Written — (22.3)%
(168)	State Street® SPDR® S&P 500® ETF Trust	(11,524,632)	564.52	04/17/26	(2,093,228)
	(Premiums received $1,186,405)
	Net Other Assets and Liabilities — (0.1)%				(5,117)
	Net Assets — 100.0%				$9,363,869

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$34,476	$34,476	$—	$—
Purchased Options	11,427,738	—	11,427,738	—
Total	$11,462,214	$34,476	$11,427,738	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,093,228)	$—	$(2,093,228)	$—

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 6.2%
1,003,484	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$1,003,484
	(Cost $1,003,484)
	Total Investments — 6.2%	1,003,484
	(Cost $1,003,484)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.6%
	Call Options Purchased — 108.9%
260	State Street® SPDR® S&P 500® ETF Trust	$17,835,740	$5.92	05/15/26	17,644,965
	(Cost $15,731,894)
	Put Options Purchased — 0.7%
260	State Street® SPDR® S&P 500® ETF Trust	17,835,740	594.18	05/15/26	112,863
	(Cost $899,543)
	Total Purchased Options				17,757,828
	(Cost $16,631,437)
WRITTEN OPTIONS — (10.0)%
	Call Options Written — (10.0)%
(260)	State Street® SPDR® S&P 500® ETF Trust	(17,835,740)	635.91	05/15/26	(1,615,741)
	(Premiums received $658,799)
	Net Other Assets and Liabilities — (5.8)%				(939,308)
	Net Assets — 100.0%				$16,206,263

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,003,484	$1,003,484	$—	$—
Purchased Options	17,757,828	—	17,757,828	—
Total	$18,761,312	$1,003,484	$17,757,828	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,615,741)	$—	$(1,615,741)	$—

FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
376,805	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$376,805
	(Cost $376,805)
	Total Investments — 0.6%	376,805
	(Cost $376,805)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.2%
	Call Options Purchased — 109.1%
1,041	State Street® SPDR® S&P 500® ETF Trust	$71,411,559	$5.92	06/18/26	70,473,722
	(Cost $61,253,540)
	Put Options Purchased — 1.1%
1,041	State Street® SPDR® S&P 500® ETF Trust	71,411,559	594.26	06/18/26	698,303
	(Cost $3,374,243)
	Total Purchased Options				71,172,025
	(Cost $64,627,783)
WRITTEN OPTIONS — (10.7)%
	Call Options Written — (10.7)%
(1,041)	State Street® SPDR® S&P 500® ETF Trust	(71,411,559)	635.88	06/18/26	(6,891,368)
	(Premiums received $3,007,307)
	Put Options Written — (0.0)%
(1,041)	State Street® SPDR® S&P 500® ETF Trust	(71,411,559)	198.91	06/18/26	(13,512)
	(Premiums received $84,355)
	Total Written Options				(6,904,880)
	(Premiums received $3,091,662)
	Net Other Assets and Liabilities — (0.1)%				(38,960)
	Net Assets — 100.0%				$64,604,990

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$376,805	$376,805	$—	$—
Purchased Options	71,172,025	—	71,172,025	—
Total	$71,548,830	$376,805	$71,172,025	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,904,880)	$—	$(6,904,880)	$—

FT Vest U.S. Equity Max Buffer ETF - July (JULM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
150,348	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$150,348
	(Cost $150,348)
	Total Investments — 0.6%	150,348
	(Cost $150,348)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 104.1%
377	State Street® SPDR® S&P 500® ETF Trust	$25,861,823	$6.26	07/17/26	25,507,526
	(Cost $23,482,104)
	Put Options Purchased — 1.9%
377	State Street® SPDR® S&P 500® ETF Trust	25,861,823	627.56	07/17/26	469,715
	(Cost $1,259,203)
	Total Purchased Options				25,977,241
	(Cost $24,741,307)
WRITTEN OPTIONS — (6.5)%
	Call Options Written — (6.5)%
(377)	State Street® SPDR® S&P 500® ETF Trust	(25,861,823)	671.51	07/17/26	(1,607,170)
	(Premiums received $985,469)
	Put Options Written — (0.0)%
(377)	State Street® SPDR® S&P 500® ETF Trust	(25,861,823)	210.24	07/17/26	(3,453)
	(Premiums received $50,405)
	Total Written Options				(1,610,623)
	(Premiums received $1,035,874)
	Net Other Assets and Liabilities — (0.1)%				(15,554)
	Net Assets — 100.0%				$24,501,412

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$150,348	$150,348	$—	$—
Purchased Options	25,977,241	—	25,977,241	—
Total	$26,127,589	$150,348	$25,977,241	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,610,623)	$—	$(1,610,623)	$—

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.9%
	Call Options Purchased — 102.2%
517	State Street® SPDR® S&P 500® ETF Trust	$35,465,683	$6.41	08/21/26	$34,985,401
	(Cost $32,844,965)
	Put Options Purchased — 2.7%
517	State Street® SPDR® S&P 500® ETF Trust	35,465,683	643.42	08/21/26	920,239
	(Cost $1,707,933)
	Total Purchased Options				35,905,640
	(Cost $34,552,898)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (5.5)%
(517)	State Street® SPDR® S&P 500® ETF Trust	(35,465,683)	688.48	08/21/26	(1,889,563)
	(Premiums received $1,348,491)
	Put Options Written — (0.1)%
(517)	State Street® SPDR® S&P 500® ETF Trust	(35,465,683)	257.38	08/21/26	(22,515)
	(Premiums received $78,499)
	Total Written Options				(1,912,078)
	(Premiums received $1,426,990)
	Net Other Assets and Liabilities — 0.7%				225,808
	Net Assets — 100.0%				$34,219,370

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$35,905,640	$—	$35,905,640	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,912,078)	$—	$(1,912,078)	$—

FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
238,980	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$238,980
	(Cost $238,980)
	Total Investments — 0.8%	238,980
	(Cost $238,980)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 99.8%
473	State Street® SPDR® S&P 500® ETF Trust	$32,447,327	$6.62	09/18/26	31,921,890
	(Cost $30,960,229)
	Put Options Purchased — 3.7%
473	State Street® SPDR® S&P 500® ETF Trust	32,447,327	663.68	09/18/26	1,174,691
	(Cost $1,609,718)
	Total Purchased Options				33,096,581
	(Cost $32,569,947)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (4.0)%
(473)	State Street® SPDR® S&P 500® ETF Trust	(32,447,327)	710.16	09/18/26	(1,263,837)
	(Premiums received $1,328,711)
	Put Options Written — (0.2)%
(473)	State Street® SPDR® S&P 500® ETF Trust	(32,447,327)	349.44	09/18/26	(76,309)
	(Premiums received $98,242)
	Total Written Options				(1,340,146)
	(Premiums received $1,426,953)
	Net Other Assets and Liabilities — (0.1)%				(19,983)
	Net Assets — 100.0%				$31,975,432

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$238,980	$238,980	$—	$—
Purchased Options	33,096,581	—	33,096,581	—
Total	$33,335,561	$238,980	$33,096,581	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,340,146)	$—	$(1,340,146)	$—

FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
237,965	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$237,965
	(Cost $237,965)
	Total Investments — 0.8%	237,965
	(Cost $237,965)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 100.0%
450	State Street® SPDR® S&P 500® ETF Trust	$30,869,550	$6.62	10/16/26	30,372,975
	(Cost $29,466,602)
	Put Options Purchased — 4.0%
450	State Street® SPDR® S&P 500® ETF Trust	30,869,550	664.37	10/16/26	1,209,425
	(Cost $1,670,780)
	Total Purchased Options				31,582,400
	(Cost $31,137,382)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (4.4)%
(450)	State Street® SPDR® S&P 500® ETF Trust	(30,869,550)	710.90	10/16/26	(1,348,065)
	(Premiums received $1,435,932)
	Put Options Written — (0.3)%
(450)	State Street® SPDR® S&P 500® ETF Trust	(30,869,550)	373.85	10/16/26	(92,304)
	(Premiums received $112,747)
	Total Written Options				(1,440,369)
	(Premiums received $1,548,679)
	Net Other Assets and Liabilities — (0.1)%				(19,288)
	Net Assets — 100.0%				$30,360,708

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$237,965	$237,965	$—	$—
Purchased Options	31,582,400	—	31,582,400	—
Total	$31,820,365	$237,965	$31,582,400	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,440,369)	$—	$(1,440,369)	$—

FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
245,232	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$245,232
	(Cost $245,232)
	Total Investments — 0.9%	245,232
	(Cost $245,232)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 100.8%
407	State Street® SPDR® S&P 500® ETF Trust	$27,919,793	$6.57	11/20/26	27,480,705
	(Cost $26,652,569)
	Put Options Purchased — 4.2%
407	State Street® SPDR® S&P 500® ETF Trust	27,919,793	659.01	11/20/26	1,130,870
	(Cost $1,541,741)
	Total Purchased Options				28,611,575
	(Cost $28,194,310)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.7)%
(407)	State Street® SPDR® S&P 500® ETF Trust	(27,919,793)	705.16	11/20/26	(1,546,803)
	(Premiums received $1,516,320)
	Put Options Written — (0.1)%
(407)	State Street® SPDR® S&P 500® ETF Trust	(27,919,793)	277.12	11/20/26	(41,844)
	(Premiums received $45,556)
	Total Written Options				(1,588,647)
	(Premiums received $1,561,876)
	Net Other Assets and Liabilities — (0.1)%				(17,006)
	Net Assets — 100.0%				$27,251,154

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$245,232	$245,232	$—	$—
Purchased Options	28,611,575	—	28,611,575	—
Total	$28,856,807	$245,232	$28,611,575	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,588,647)	$—	$(1,588,647)	$—

FT Vest U.S. Equity Max Buffer ETF - December (DECM)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
523,042	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$523,042
	(Cost $523,042)
	Total Investments — 1.0%	523,042
	(Cost $523,042)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 98.2%
770	State Street® SPDR® S&P 500® ETF Trust	$52,821,230	$6.79	12/18/26	51,830,132
	(Cost $51,665,584)
	Put Options Purchased — 5.3%
770	State Street® SPDR® S&P 500® ETF Trust	52,821,230	680.57	12/18/26	2,785,598
	(Cost $2,901,276)
	Total Purchased Options				54,615,730
	(Cost $54,566,860)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (4.1)%
(770)	State Street® SPDR® S&P 500® ETF Trust	(52,821,230)	728.23	12/18/26	(2,157,340)
	(Premiums received $2,441,179)
	Put Options Written — (0.3)%
(770)	State Street® SPDR® S&P 500® ETF Trust	(52,821,230)	336.21	12/18/26	(172,133)
	(Premiums received $139,110)
	Total Written Options				(2,329,473)
	(Premiums received $2,580,289)
	Net Other Assets and Liabilities — (0.1)%				(31,440)
	Net Assets — 100.0%				$52,777,859

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$523,042	$523,042	$—	$—
Purchased Options	54,615,730	—	54,615,730	—
Total	$55,138,772	$523,042	$54,615,730	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,329,473)	$—	$(2,329,473)	$—

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
202,262	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$202,262
	(Cost $202,262)
	Total Investments — 1.2%	202,262
	(Cost $202,262)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.5%
	Call Options Purchased — 98.2%
256	State Street® SPDR® S&P 500® ETF Trust	$17,561,344	$6.81	03/20/26	17,351,695
	(Cost $17,186,457)
	Put Options Purchased — 1.3%
256	State Street® SPDR® S&P 500® ETF Trust	17,561,344	680.59	03/20/26	223,012
	(Cost $498,500)
	Total Purchased Options				17,574,707
	(Cost $17,684,957)
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.4)%
(256)	State Street® SPDR® S&P 500® ETF Trust	(17,561,344)	701.01	03/20/26	(77,202)
	(Premiums received $306,364)
	Put Options Written — (0.2)%
(256)	State Street® SPDR® S&P 500® ETF Trust	(17,561,344)	608.58	03/20/26	(24,724)
	(Premiums received $108,596)
	Total Written Options				(101,926)
	(Premiums received $414,960)
	Net Other Assets and Liabilities — (0.1)%				(10,666)
	Net Assets — 100.0%				$17,664,377

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$202,262	$202,262	$—	$—
Purchased Options	17,574,707	—	17,574,707	—
Total	$17,776,969	$202,262	$17,574,707	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(101,926)	$—	$(101,926)	$—

FT Vest Laddered Max Buffer ETF (BUFH)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
121,006	FT Vest U.S. Equity Max Buffer ETF - January (b)	$4,007,332
131,399	FT Vest U.S. Equity Max Buffer ETF - February (b)	4,022,780
120,895	FT Vest U.S. Equity Max Buffer ETF - March (b)	4,018,550
128,572	FT Vest U.S. Equity Max Buffer ETF - April (b)	4,015,946
124,053	FT Vest U.S. Equity Max Buffer ETF - May (b)	4,022,443
116,517	FT Vest U.S. Equity Max Buffer ETF - June (b)	4,014,593
118,807	FT Vest U.S. Equity Max Buffer ETF - July (b)	4,017,494
117,234	FT Vest U.S. Equity Max Buffer ETF - August (b)	4,011,490
125,320	FT Vest U.S. Equity Max Buffer ETF - September (b)	4,007,182
122,112	FT Vest U.S. Equity Max Buffer ETF - October (b)	4,007,008
121,263	FT Vest U.S. Equity Max Buffer ETF - November (b)	4,005,050
121,374	FT Vest U.S. Equity Max Buffer ETF - December (b)	4,000,730
	Total Exchange-Traded Funds	48,150,598
	(Cost $47,845,107)
MONEY MARKET FUNDS — 0.0%
6,296	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (c)	6,296
	(Cost $6,296)

	Total Investments — 100.0%	48,156,894
	(Cost $47,851,403)
	Net Other Assets and Liabilities — (0.0)%	(3,368)
	Net Assets — 100.0%	$48,153,526

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$48,150,598	$48,150,598	$—	$—
Money Market Funds	6,296	6,296	—	—
Total Investments	$48,156,894	$48,156,894	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Max Buffer ETF (BUFH)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at February 28, 2026, and for the fiscal year-to-date period (June 24, 2025 (commencement of investment operations) to February 28, 2026) are as follows:

Security Name	Shares at 2/28/2026	Value at 6/24/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2026	Dividend Income
FT Vest U.S. Equity Max Buffer ETF - January	121,006	$—	$4,668,017	$(702,630)	$21,789	$20,156	$4,007,332	$—
FT Vest U.S. Equity Max Buffer ETF - February	131,399	—	4,668,051	(700,017)	34,640	20,106	4,022,780	—
FT Vest U.S. Equity Max Buffer ETF - March	120,895	—	4,670,965	(696,389)	27,815	16,159	4,018,550	—
FT Vest U.S. Equity Max Buffer ETF - April	128,572	—	4,669,451	(695,783)	28,066	14,212	4,015,946	—
FT Vest U.S. Equity Max Buffer ETF - May	124,053	—	4,673,148	(697,223)	30,167	16,351	4,022,443	—
FT Vest U.S. Equity Max Buffer ETF - June	116,517	—	4,666,925	(696,333)	27,724	16,277	4,014,593	—
FT Vest U.S. Equity Max Buffer ETF - July	118,807	—	4,672,350	(698,452)	26,478	17,118	4,017,494	—
FT Vest U.S. Equity Max Buffer ETF - August	117,234	—	4,670,556	(698,765)	22,733	16,966	4,011,490	—
FT Vest U.S. Equity Max Buffer ETF - September	125,320	—	4,668,843	(699,054)	20,491	16,902	4,007,182	—
FT Vest U.S. Equity Max Buffer ETF - October	122,112	—	4,670,897	(704,190)	20,406	19,895	4,007,008	—
FT Vest U.S. Equity Max Buffer ETF - November	121,263	—	4,668,038	(712,808)	25,857	23,963	4,005,050	—
FT Vest U.S. Equity Max Buffer ETF - December	121,374	—	4,666,343	(706,205)	19,325	21,267	4,000,730	—
		$—	$56,033,584	$(8,407,849)	$305,491	$219,372	$48,150,598	$—

First Trust Exchange-Traded Fund VIII
Additional Information
February 28, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.